Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
ASSETS
Cash and due from banks	$ 8,556	$ 5,931
Interest-bearing deposits with banks	137,294	159,962
Cash and interest bearing deposits with banks	145,850	165,893
Trading loans, securities, and other (Note 5)	143,726	147,590
Non-trading financial assets at fair value through profit or loss (Note 5)	10,946	9,390
Derivatives (Notes 5, 11)	103,873	54,427
Financial assets designated at fair value through profit or loss (Notes 5, 7)	5,039	4,564
Financial assets at fair value through other comprehensive income (Note 5)	69,675	79,066
Total Trading and Non Trading Financial Assets	333,259	295,037
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	342,774	268,939
Securities purchased under reverse repurchase agreements	160,167	167,284
Loans (Notes 5, 8)
Residential mortgages	293,924	268,340
Consumer instalment and other personal	206,152	189,864
Credit card	36,010	30,738
Business and government	301,389	240,070
Total loans	837,475	729,012
Allowance for loan losses (Note 8)	(6,432)	(6,390)
Loans, net of allowance for loan losses	831,043	722,622
Other
Customers' liability under acceptances	19,733	18,448
Investment in Schwab (Note 12)	8,088	11,112
Goodwill (Note 14)	17,656	16,232
Other intangibles (Note 14)	2,303	2,123
Land, buildings, equipment, and other depreciable assets (Note 15)	9,400	9,181
Deferred tax assets (Note 25)	2,193	2,265
Amounts receivable from brokers, dealers, and clients	19,760	32,357
Other assets (Note 16)	25,302	17,179
Total other miscellaneous assets	104,435	108,897
Total assets	1,917,528	1,728,672
LIABILITIES
Trading deposits (Notes 5, 17)	23,805	22,891
Derivatives (Notes 5, 11)	91,133	57,122
Securitization liabilities at fair value (Notes 5, 9)	12,612	13,505
Financial liabilities designated at fair value through profit or loss (Notes 5, 17)	162,786	113,988
Total financial liabilities other than non-trading deposits and other	290,336	207,506
Deposits (Notes 5, 17)
Personal	660,838	633,498
Banks	38,263	20,917
Business and government	530,869	470,710
Total deposits, other than trading	1,229,970	1,125,125
Other
Acceptances	19,733	18,448
Obligations related to securities sold short (Note 5)	45,505	42,384
Obligations related to securities sold under repurchase agreements	128,024	144,097
Securitization liabilities at amortized cost (Notes 5, 9)	15,072	15,262
Amounts payable to brokers, dealers, and clients	25,195	28,993
Insurance-related liabilities (Note 22)	7,468	7,676
Other liabilities (Note 18)	33,552	28,133
Total other miscellaneous liabilities	274,549	284,993
Subordinated notes and debentures (Notes 5, 19)	11,290	11,230
Total liabilities	1,806,145	1,628,854
EQUITY
Contributed surplus	179	173
Retained earnings	73,698	63,944
Accumulated other comprehensive income (loss)	1,988	7,097
Total equity	111,383	99,818
Total liabilities and equity	1,917,528	1,728,672
Common shares [member]
EQUITY
Issued capital (Note 21)	24,363	23,066
Treasury shares (Note 21)	(91)	(152)
Preferred shares and other equity instruments [member]
EQUITY
Issued capital (Note 21)	11,253	5,700
Treasury shares (Note 21)	(7)	(10)
Schwab [member]
Other
Investment in Schwab (Note 12)	$ 8,088	$ 11,112